Assets Held in the Stable Value Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 062
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The assets held in the Stable Value Master Trust were as follows for the years ended December 31, 2025 and 2024:

	2025
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Fully benefit-responsive synthetic investment contracts - at contract value	$345,329,447	$6,265,161	2%
Common collective trusts - at fair value	14,211,069	257,825	2%
Total Master Trust investments	359,540,516	6,522,986	2%
Cash and pending activity	(293,669)	(5,328)	2%
Total Master Trust net assets	$359,246,847	$6,517,658	2%

	2024
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Fully benefit-responsive synthetic investment contracts - at contract value	$348,635,756	$5,974,834	2%
Common collective trusts - at fair value	9,575,564	164,104	2%
Total Master Trust investments	358,211,320	6,138,938	2%
Cash and pending activity	(336,174)	(5,762)	2%
Total Master Trust net assets	$357,875,146	$6,133,176	2%
The investment income of the Stable Value Master Trust was as follows for the years ended December 31:

	2025
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Net investment income	$11,831,386	$215,841	2%
Total investment income	11,831,386	215,841	2%

	2024
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Net investment income	$11,133,977	$182,173	2%
Total investment income	11,133,977	182,173	2%